Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies

(a)	Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest thousand.

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Group have been eliminated upon consolidation. All intercompany transactions and balances among the Group have been eliminated upon consolidation.

(c)	Business Combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill.

(d)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to revenue recognition, allowance for credit losses, goodwill impairment, useful lives and impairment of long-lived assets, accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(e)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and the Company’s subsidiaries incorporated in Cayman, British Virgin Islands and Hong Kong is US dollars (“US$”), while the functional currency of the Company’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive income.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in equity and a component of other comprehensive income (loss) in the consolidated statement of income (loss) and comprehensive income (loss).

(f)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the rate of US$1.00 = RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits that are unrestricted as to withdrawal and use, and restricted funds.

(h)	Restricted funds

The restricted funds include the statutory deposit that travel agencies are required to maintain in designated banks under the “Tourism Law of the People’s Republic of China” to safeguard the rights and interests of tourists. For domestic/inbound tourism services, the deposit requirement is RMB 0.2 million. These restricted funds may not be used for general corporate purposes and are subject to withdrawal restrictions.

(i)	Credit Losses

On January 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments” using the modified retrospective method, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19.ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13,“ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of ASU 2016-13 did not have a material impact on the Group’s financial statements.

The Group’s accounts receivable, amounts due from related parties and other receivable which is included in prepaid expenses and other assets line item in the balance sheet are within the scope of ASC Topic 326. The Group uses the roll-rate method to measure the expected credit losses of account receivables, due from related parties and other receivables, on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-date method for both current conditions and forecast of economic conditions. When establishing the loss rate, the Group makes the assessment on various factors, including historical experience, credit-worthiness of debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from, the debtors. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

(j)	Accounts receivable, net

Accounts receivable, net are stated at their net estimated realizable value. Accounts receivable is recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The allowance for credit losses as of December 31, 2024 and 2025 was RMB1,996 and RMB11,696, respectively.

(k)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Residual value rate is determined to 5% based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost. Estimated useful lives are as follows:

Category	Estimated Useful Life
Machinery and equipment	5 to 10 years
Electronic equipment	5 years
Vehicles	5 years
Office equipment	3 to 5 years
Renovation	5 years

Routine maintenance and repair costs are expensed as incurred. Expenditures that extend the useful life of an asset or enhance its value are capitalized as part of the cost of the related asset. Upon retirement or disposal, the cost, accumulated depreciation, and any impairment are removed from the accounts, and any resulting gain or loss is recognized in the consolidated statements of income (loss) and comprehensive income (loss). Leasehold improvement costs are amortized over the term of the lease agreement.

(l)	Intangible assets, net

Intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continued to be amortized over their estimated economic useful lives using the straight-line method as follows:

Category	Estimated useful lives
Software and others	5 years

(m)	Inventories

Inventories, consisting of retail merchandise, are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method.

The Group periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as expiration aging, historical and forecasted consumer demand, and market conditions that impact pricing. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(n)	Long-term investment

The Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative in accordance with ASC Topic 321, Equity Securities (the “Measurement Alternative”).

Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive income. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. The Group recognizes any impairment loss if the carrying value exceeds the recoverable amount of the investment, as assessed based on the investee’s performance and other indicators of impairment. Such impairment losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

In 2025, the Group acquired a 2.5% equity interest in Mimus Technology (Hangzhou) Co., Ltd (“Mimus Technology”) for a total consideration of RMB5,000. The Group does not have board representation or significant influence over the investee. In accordance with ASC 321, the investment is measured using the Measurement Alternative. No impairment indicators were identified, and no impairment loss was recorded for long-term investment during the year ended December 31, 2025.

(o)	Goodwill

Goodwill is the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 of each balance sheet date and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. We first have the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than it’s carrying amount.

If the Group decide, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its fair value, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

(p)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2024 and 2025.

(q)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, due from and due to related parties, other receivables included in prepaid expenses and other current assets, accounts payable, accounts payable-a related party, short-term borrowings, other payables included in accrued expenses and other current liabilities. As of December 31, 2024 and 2025, the carrying amounts of above financial assets and liabilities approximated to their fair values due to the short-term nature of these instruments.

(r)	Revenue recognition

The Group’s revenues are mainly generated from Out-of-Home Advertising and Lifestyle Services.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Group applies the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of significant performance obligations and the application of ASC 606 to the Group’s revenue arrangements are discussed in further detail below.

Out-of-Home Advertising

The Group primarily generates revenues from providing Out-of-Home Advertising (i.e. advertising promotion) by displaying advertisements in its own community access control devices (“Channel One”) or via other channels provided by subcontractors (“Channel Two”). The arrangements might include advertising only on Channel One, or on both. The customers can benefit from advertising promotion provided through each channel promised in the contract on their own. Besides, the Group’s promise to perform services through each channel is separately identifiable from other promises in the contract. Therefore, Channel One and Channel Two are considered distinct and should be regarded as two performance obligations. The Group generates revenues by rendering advertising promotion services according to the specific advertising location, time and media agreed in the advertising release plan. The customer can simultaneously receive and consume the benefits provided by the Group during the scheduled period. Therefore, the Group recognizes revenue generated from Out-of-Home Advertising service over a period in time. The Group uses a time-elapsed basis ratably over the period from the beginning to the end of the advertising schedule, to measure progress as the fees are fixed for each advertising schedule and the advertisements are displayed evenly throughout the advertising schedule. The Group applies the expected cost plus a margin approach to estimate the standalone selling price for each performance obligation as there is no directly observable standalone selling price or similar market selling price. No significant returns, refund and other similar obligations during each reporting period.

For the years ended December 31, 2023, 2024 and 2025, the revenue generated from Channel One amounted to RMB199,525, RMB 51,962 and RMB61,349, respectively. For the years ended December 31, 2023, 2024 and 2025, the revenue generated from Channel Two amounted to RMB229,541, RMB497,078 and RMB742,839, respectively.

The Group considers itself the principal for transactions and recognizes revenues on a gross basis due to the Group’s: i) direct engagement with the customer and having sole responsibility for fulfilling the promises to provide advertising promotion, as well as its ability to subcontract based on its arrangements with or display effect requirement of the customers; ii) control of establishing the transaction price, irrespective of subcontracting costs; iii) being liable for the actions of the subcontractors for unsatisfied deliverables, including services performed by subcontractors; and iv) payment being paid to subcontractors regardless of receipt from customers.

Lifestyle Services-Retail Sales

Lifestyle Services-Retail Sales include sales of 1) Right to hotel service and 2) diversified products such as alcohol, sugar, eggs, meat, fruits, vegetables, and so on.

Sales of vouchers of hotel service

The Group sells vouchers of hotel service the Group owns. Such business has only one performance obligation, which is to transfer control of the vouchers of hotel service to the customer. The price for each voucher is fixed. The hotel vouchers are non-refundable once the order has been confirmed. The Group recognizes revenue from sales of vouchers at a point in time when an order is confirmed and the vouchers have been transferred to the customer.

No significant returns, refund and other similar obligations during each reporting period.

The Group acts as a principal for sales of vouchers of hotel service, which is because, i) The Group is primarily responsible to ensure that the end users of the customer can use vouchers and enjoy corresponding services unobstructed; ii) The Group bears inventory risk of the vouchers and the Group can direct the use of vouchers before transferring it to the customer. Before sales of the vouchers, the Group enters into purchase agreements with suppliers of providing the underlying hotel service, which defines a minimum quantity of vouchers the Group is required to purchase and the Group faces penalties for not meeting the minimum required purchase quantity. Any losses resulted from expired vouchers are borne by the Group as well; iii) The Group has the discretion in setting up the price of the vouchers.

Sales of hotel room

The Group enters into buyout or pre-control agreements with hotels to obtain the right to use rooms for specific periods, which are then sold to end customers through its own platform or other partner channels. This business involves one performance obligation, which is to transfer control of the booked room to the customer and ensure their smooth check-in after order payment is completed.

The price of each booking is determined based on market supply and demand as well as dynamic pricing models. Once a customer places an order and completes payment, the transaction price becomes fixed and non-refundable (except in special circumstances). Therefore, during each reporting period, there is no significant returns, refunds, or similar obligations, and accordingly, the transaction price does not include variable consideration.

The Group acts as the principal in the sale of hotel block rooms, bearing the responsibility for ensuring customers’ successful check-in, and holds the pricing authority as well as inventory risk related to the rooms. The Group has discretion in setting the prices of the block room products. Revenue is recognized at the point in time when the customer completes the check-in process, at which point the full revenue from the sale of hotel block rooms is recognized.

Sales of diversified products

There is only one performance obligation which is to provide customers with the specific products explicitly stated in a sales contract at a fixed price. The Group recognizes revenue at a point in time when the control of the products is transferred to the customer upon the customer’s acceptance of products. The Group only provides assurance warranty for return and exchange for goods with quality issue within 7 days after the customer receives the goods and such promise is within the general requirement of the industry and cannot be purchased separately. No significant returns, refund and other similar obligations during each reporting period.

The Group determines whether it acts as principal or agent for sales of products on a case-by-case basis.

The Group acts as agent when the Group does not obtain control of the products at any time during the sales of the products.

The Group acts as principal for transactions and recognizes revenues on a gross basis when i) The Group is primarily responsible for ensuring the products that meet agreed-upon requirements; ii) The Group bears inventory risk, because the Group can direct the use of products before transferring it to the customer. Before sales of products, the Group enters into purchase agreements with suppliers of the products, which the Group undertook purchase obligations to certain quantity of products and faced penalty for not meeting the minimum quantity. Also, the Group is responsible for any damages during transit and decline in value; iii) The Group has the discretion in setting up the price, instead of accepting a fixed percentage of transaction amount imposed by the supplier.

For the years ended December 31, 2023, 2024 and 2025, the gross revenue from product sales amounted to RMB117,654, RMB 272,438 and RMB323,739, respectively. For the years ended December 31, 2023, 2024 and 2025, revenues generated from sales of products on net basis were RMB4,709, RMB123 and nil, respectively.

Lifestyle Services (non-retail)

The Group also generates revenues by providing e-commerce promotion service to merchants through different channels operated by the Group, such as (1) WeChat mini programs operated by Henduoka and (2) self-owned official accounts on the third party’s platforms like WeChat or TikTok. For this type of service, the Group only identifies one performance obligation, which is to assist merchants to promote the sales of vouchers through e-commerce platforms, as services provided within each contract are considered a series of distinct goods that are substantially the same and that have the same pattern of transfer to customers. The Group adopts the practical expedient that allows it to recognize revenue in the amount to which the Group has a right to invoice the customer, as that amount corresponds directly with the value to the customer of the Group’s performance completed to date. No significant returns, refund and other similar obligations during each reporting period.

The Group considers itself the agent as (i) the inventory risk is controlled by the merchant, and (ii) the pricing right of the vouchers sold is controlled by the merchant. Therefore, such revenues are reported on a net basis, which are recognized based on a pre-determined percentage of the selling price for the merchandise purchased using redeemed vouchers (the fees earned from the merchant).

Others

The Group also provides other services including tourism service, software development, devices sales, advertisement design and production, operation service for the merchants’ online account and so on. The Group mainly recognizes the revenue at the fixed price at the time when the performance obligation is satisfied.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
By revenue type:
Out of Home Advertising	429,066	549,040	804,188
Lifestyle Services - Retail Sales	122,363	272,561	323,739
Lifestyle Services (non-retail)	3,170	127	45
Others	14,266	1,104	1,036
Total	568,865	822,832	1,129,008

Contract balances

Timing of revenue recognition may differ from the timing of invoicing the customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of December 31, 2024 and 2025.

Contract liabilities represent the obligation to transfer goods or services to customers for which consideration has already been received. Contract liabilities of the Group mainly consist of advance payments from customers related to advertising services.

As of December 31, 2024 and 2025, the Group recorded contract liabilities of RMB940 and RMB39,240, respectively, relating to such customer prepayments. These balances are expected to be recognized as revenue within the next 12 months.

Contract liabilities of RMB3,734 and RMB467 as of December 31, 2023 and 2024 were recognized as revenues in the years ended December 31, 2024 and 2025, respectively. All outstanding performance obligations as of December 31, 2025 are expected to be satisfied within 12 months and do not contain a significant financing component.

(s)	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue. Cost of revenues primarily consists of (i) advertising commissions paid to agents and subcontractors, (ii) depreciation expenses for community access control devices, (iii) cost of goods sold for retail sales, and (iv) other costs. Such costs are recorded as incurred.

(t)	Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) share-based compensation, (ii) advertisement and business promotion expenses, (iii) market research expenses, (iv) salary and welfare for sales personnel, and (v) other miscellaneous selling expenses.

(u)	General and administrative expenses

General and administrative expenses mainly consist of (i) share-based compensation, (ii) professional service fee (iii) credit loss, (iv) salary and welfare for general and administrative personnel, (v) rental fees and (vi) other corporate expenses.

(v)	Research and development expenses

Research and development expenses consist primarily of (i) share-based compensation, (ii) system development costs, (iii) salary and welfare for research and development personnel, and (iv) other miscellaneous research and development expenses. Research and development expenses that do not qualify to be capitalized are expensed as incurred.

The Group recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Group has not capitalized any costs related to internal use software for the years ended December 31, 2023, 2024 and 2025.

(w)	Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The total expenses recorded for such employee benefits amounted to RMB 1,480, RMB 1,243 and RMB 1,363 for the years ended December 31, 2023, 2024 and 2025 respectively.

(x)	Other income, net

Other income primarily consists of disposal loss and government grants. Government grants represent cash subsidies received from the PRC government. Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attach to it and the grant will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of income and comprehensive income when the grant becomes receivable.

(y)	Income taxes

The Group accounts for current income taxes in accordance with the laws and regulations of the relevant tax jurisdictions. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary differences are expected to be recovered or settled. Deferred income tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group believes there were no uncertain tax positions and unrecognized tax benefits at December 31, 2023, 2024 and 2025, respectively.

ASC 740 also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2023, 2024 and 2025, respectively, as there were no uncertain tax positions.

The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,300). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

(z)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from services and retail sales. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the face of balance sheet. The Group records revenue net of value added tax and related surcharges. The Group is subject to VAT at the rate of 6% on revenue generated from providing services, and 13% on revenue generated from retail sales, fresh produce sales, and income from fruit and grains are subject to 9% VAT.

(aa)	Leases

From January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

(bb)	Net loss per share

In accordance with ASC 260, Earnings per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net loss per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted shares, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive.

For the year ended December 31, 2025, the weighted average number of ordinary shares outstanding included 5,950,000 Class B ordinary shares granted to four employees on August 6, 2025 (the “Grant Date”). As these shares vested immediately upon grant, they were considered outstanding from the Grant Date for the purpose of calculating basic and diluted net (loss) income per share.

(cc)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker(“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280):Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the financial position or results of operations, as the requirements impact only segment reporting disclosures in the notes to financial statements.

The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment as defined by ASC 280. The single reportable segment contains revenues derived from Out-of-Home Advertising revenues, Lifestyle Services – E-Commerce Promotion revenues, Lifestyle Services – Retail Sales revenues and Other Revenues. Although the Group derives revenue mainly from these kinds of services, services provided are essentially similar using the aggregation criteria in ASC 280-10-50-11, therefore, they are reported in a single reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As all of the Group’s revenues were generated from customers in China and all of the Group’s long-lived assets are located in the China, no geographical segments are presented. The CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There is no reconciling items or adjustments between segment loss and net (loss) income as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

(dd)	Share-based Compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments, including awards granted to employees and nonemployees. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards were classified as equity awards and are recognized based on their grant date fair values.

For awards that vest immediately upon grant, the Company recognizes the total share-based compensation expense on the grant date. For service-based awards, expense is recognized over the respective service periods. For performance-based awards, expense is recognized only when achievement of the performance targets is considered probable. Share-based compensation expense is included in selling and marketing and general and administrative expenses. Forfeitures of equity awards are recognized as incurred.

(ee)	Recent accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group adopted ASU No. 2023-09 from the annual period beginning from January 1, 2025. The adoption of this standard did not have a material impact to its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Group does not expect to adopt ASU No. 2024-03 early and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets. It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. It applies to entities subject to the internal-use software guidance in Subtopic 350-40 and all entities that account for website development costs in accordance with Subtopic 350-50. The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.